UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

Victory Institutional Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		866-689-6999

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2017

Item 1. Schedule of Investments.

Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.9%)
Consumer Discretionary (6.3%):
Advance Auto Parts, Inc.	12,000	$1,971
Amazon.com, Inc.(a)	1,700	1,400
DISH Network Corp.(a)	20,200	1,195
Dollar Tree, Inc.(a)	13,500	1,042
		5,608
Consumer Staples (7.6%):
CVS Health Corp.	16,900	1,332
Mead Johnson Nutrition Co.	8,860	624
Philip Morris International, Inc.	15,000	1,442
Pinnacle Foods, Inc.	15,300	814
The Coca-Cola Co.	24,220	1,007
The Kroger Co.	45,800	1,555
		6,774
Energy (4.4%):
Hess Corp.	13,200	715
Occidental Petroleum Corp.	26,480	1,795
Schlumberger Ltd.	16,370	1,370
		3,880
Financials (18.6%):
Ally Financial, Inc.	46,200	976
Chubb Ltd.	12,100	1,591
Huntington Bancshares, Inc.	117,000	1,583
Morgan Stanley	46,400	1,972
The Bank of New York Mellon Corp.	50,120	2,241
The Progressive Corp.	39,080	1,463
U.S. Bancorp	54,400	2,864
Wells Fargo & Co.	69,000	3,887
		16,577
Health Care (16.0%):
Allergan PLC(a)	8,200	1,795
Baxter International, Inc.	23,880	1,144
Bayer AG, ADR	20,000	2,226
Celgene Corp.(a)	11,490	1,335
Danaher Corp.	17,820	1,495
Dentsply Sirona, Inc.	7,800	442
Eli Lilly & Co.	12,400	955
McKesson Corp.	6,000	835
Medtronic PLC	27,430	2,086
Pfizer, Inc.	61,510	1,952
		14,265
Industrials (13.7%):
Deere & Co.	8,400	899
Fastenal Co.	33,400	1,659
Flowserve Corp.	26,200	1,289
Fortive Corp.	16,710	924
General Dynamics Corp.	15,800	2,861
General Electric Co.	80,090	2,379
Johnson Controls International PLC	29,388	1,292
United Parcel Service, Inc., Class B	8,566	935
		12,238
Information Technology (19.2%):
Alphabet, Inc., Series C, Class C(a)	4,058	3,233
Apple, Inc.	15,050	1,826
Cisco Systems, Inc.	60,420	1,856
Cognizant Technology Solutions Corp., Class A(a)	27,600	1,451
Harris Corp.	12,300	1,263
HP, Inc.	55,200	831
Microsoft Corp.	49,300	3,187

See notes to schedules of investments.

Security Description	Shares	Value
PayPal Holdings, Inc.(a)	32,400	$1,289
Visa, Inc., Class A	19,260	1,594
Xilinx, Inc.	10,400	605
		17,135
Materials (7.0%):
Potash Corp. of Saskatchewan, Inc.	112,670	2,096
PPG Industries, Inc.	19,200	1,920
Praxair, Inc.	18,600	2,203
		6,219
Real Estate (4.1%):
American Tower Corp.	8,800	911
CBRE Group, Inc., Series A, Class A(a)	52,000	1,579
Simon Property Group, Inc.	6,100	1,121
		3,611
Total Common Stocks (Cost $73,169)		86,307
Total Investments (Cost $73,169) — 96.9%		86,307
Other assets in excess of liabilities — 3.1%		2,802
NET ASSETS - 100.00%		$89,109

(a)	Non-income producing security.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Institutional Funds

Notes to Schedules of Investments

January 31, 2017

(Unaudited)

1. Federal Tax Information:

At January 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Institutional Diversified Stock Fund	$73,875	$13,800	$(1,368)	$12,432

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Institutional Funds (the “Trust”) in the preparation of its Schedule of Portfolio Investments.

The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates.

The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system

Victory Institutional Funds

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of January 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investment
Common Stocks	$86,307	$—	$—	$86,307
Total	86,307	—	—	86,307

There were no transfers between Level 1 and Level 2 as of January 31, 2017.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment

Victory Institutional Funds

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

transactions are accounted for on trade date on the last business day of the reporting period.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

There were no securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of January 31, 2017.

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s Shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s Shares.  An investment in the Fund’s Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

Victory Institutional Funds

Notes to Schedules of Investments - continued

January 31, 2017

(Unaudited)

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 28, 2017

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer

Date	March 28, 2017